Earnings per share	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Earnings per share
8. Earnings per share
Basic
Basic earnings per share is calculated by dividing the profit or loss attributable to equity shareholders of the company (earnings) by the weighted average number of ordinary shares in issue during the year, excluding ordinary shares purchased by the company and held as treasury shares.
Diluted
Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares to take account of all dilutive potential ordinary shares and adjusting the profit attributable, if applicable, to account for any tax consequences that might arise from conversion of those shares. A dilution is not calculated for a loss.

All figures in £ millions	2020	2019	2018
Earnings for the year	310	266	590
Non-controlling interest	—	(2)	(2)

Earnings attributable to equity holders of the company	310	264	588

Weighted average number of shares (millions)	755.4	777.0	778.1
Effect of dilutive share options (millions)	—	0.5	0.6
Weighted average number of shares (millions) for diluted earnings	755.4	777.5	778.7

Earnings per share (in pence per share)
Basic	41.0p	34.0p	75.6p
Diluted	41.0p	34.0p	75.5p